Ownership, Nature of Business - Estimated fair values of financial instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Restricted cash	$ 4,145	$ 4,175
Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents	70,927	53,208
Restricted cash	4,145	4,175
Level 1 | Fair Value
Financial assets:
Cash and cash equivalents	70,927	53,208
Restricted cash	4,145	4,175
Level 3 | Carrying Amount
Financial assets:
Finance receivables	72,123	84,364
Level 3 | Fair Value
Financial assets:
Finance receivables	72,123	84,364
Senior PIK notes payable | Level 3 | Carrying Amount
Financial liabilities:
Financial liabilities debt instrument	75,441	60,796
Senior PIK notes payable | Level 3 | Fair Value
Financial liabilities:
Financial liabilities debt instrument	75,441	60,796
Secured notes payable | Level 2 | Carrying Amount
Financial liabilities:
Financial liabilities debt instrument	40,000	42,000
Secured notes payable | Level 2 | Fair Value
Financial liabilities:
Financial liabilities debt instrument	40,000	42,000
Subsidiary notes payable | Level 2 | Carrying Amount
Financial liabilities:
Financial liabilities debt instrument	71,807	71,838
Subsidiary notes payable | Level 2 | Fair Value
Financial liabilities:
Financial liabilities debt instrument	$ 71,807	$ 71,838
Predecessor
Financial assets:
Restricted cash			$ 4,420	$ 4,585	$ 3,015	$ 3,460
Predecessor | Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents				66,627
Restricted cash				4,585
Predecessor | Level 1 | Fair Value
Financial assets:
Cash and cash equivalents				66,627
Restricted cash				4,585
Predecessor | Level 3 | Carrying Amount
Financial assets:
Finance receivables				94,339
Predecessor | Level 3 | Fair Value
Financial assets:
Finance receivables				$ 94,339